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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2013
                                                ------------------

Check here if Amendment [  ]; Amendment Number:  ---------
   This Amendment (Check only one.):     [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Sound Shore Management, Inc.
          -----------------------------------
Address:      8 Sound Shore Drive, Suite 180
          -----------------------------------
              Greenwich, CT 06830
          -----------------------------------

Form 13F File Number: 028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Lowell Haims
        ---------------------------------
Title:      Chief Administrative Officer
        ---------------------------------
Phone:      (203) 629-1980
        ---------------------------------

Signature, Place, and Date of Signing:

/s/ Lowell Haims    Greenwich, CT    April 29, 2013
-----------------   --------------   ---------------
  (Signature)       (City, State)        (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number                         Name

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                             Form 13F SUMMARY PAGE

Report Summary:     Sound Shore Management, Inc.

Number of Other Included Managers:            0
                                         -----------
Form 13F Information Table Entry Total:      54
                                         -----------
Form 13F Information Table Value Total:  $4,899,130
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No.     Form 13F File number           Name

1.

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
              Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06830
                                                                                                                         3/31/2013
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            Item 1               Item 2  Item 3     Item 4     Item 5           Item 6          Item 7           Item 8
        Name of Issuer           Title   Cusip    Mkt. Value   Shares    Investment Discretion  Mgrs.       Voting Authority
                                   of    Number    x $1000              -----------------------        ---------------------------
                                 Class                                     Sole    Shared Other           Sole    Shared   None
                                                                           (A)      (B)    (C)            (A)      (B)     (C)
----------------------------------------------------------------------------------------------------------------------------------
AES Corporation                  COMMON 00130H105   130,596  10,389,518 10,389,518   0      0           8,966,418   0    1,423,100
Altria Group Inc.                COMMON 02209S103       280       8,150      8,150   0      0               8,150   0            0
American Intl Group, Inc.        COMMON 026874784   149,763   3,857,892  3,857,892   0      0           3,340,092   0      517,800
Applied Materials                COMMON 038222105    98,492   7,306,551  7,306,551   0      0           6,338,151   0      968,400
Bank of America Corporatio       COMMON 060505104   135,823  11,151,282 11,151,282   0      0           9,736,682   0    1,414,600
BP PLC Sponsored ADR             COMMON 055622104   134,065   3,165,636  3,165,636   0      0           2,720,236   0      445,400
Capital One Financial Corp       COMMON 14040H105   124,916   2,273,263  2,273,263   0      0           1,970,563   0      302,700
Cardinal Health Inc.             COMMON 14149Y108   117,493   2,822,983  2,822,983   0      0           2,449,983   0      373,000
Chubb Corporation                COMMON 171232101       438       5,000      5,000   0      0               5,000   0            0
CitiGroup, Inc.                  COMMON 172967424   120,662   2,727,441  2,727,441   0      0           2,362,921   0      364,520
Comcast Corporation Class A      COMMON 20030N101   118,373   2,819,746  2,819,746   0      0           2,444,746   0      375,000
CVS Caremark Corporation         COMMON 126650100   137,942   2,508,487  2,508,487   0      0           2,173,987   0      334,500
Devon Energy Corporation         COMMON 25179M103   133,045   2,358,117  2,358,117   0      0           2,040,517   0      317,600
Diamond Offshore Drilling, Inc.  COMMON 25271C102     1,433      20,600     20,600   0      0              20,600   0            0
DIRECTV Group Inc                COMMON 25490A101   107,088   1,892,352  1,892,352   0      0           1,641,752   0      250,600
E. I. du Pont de Nemours &       COMMON 263534109   130,589   2,656,400  2,656,400   0      0           2,307,500   0      348,900
Exxon Mobil Corp                 COMMON 30231G102       320       3,548      3,548   0      0               3,548   0            0
Fluor Corporation                COMMON 343412102     6,275      94,598     94,598   0      0              82,898   0       11,700
General Electric Company         COMMON 369604103   137,893   5,964,237  5,964,237   0      0           5,177,437   0      786,800
Goldman Sachs Group Inc          COMMON 38141G104       397       2,700      2,700   0      0               2,700   0            0
Google Inc.                      COMMON 38259P508   135,102     170,114    170,114   0      0             147,414   0       22,700
Hospira Inc                      COMMON 441060100   116,450   3,547,069  3,547,069   0      0           3,074,369   0      472,700
Intl Business Machines           COMMON 459200101       437       2,048      2,048   0      0               2,048   0            0
Jabil Circuit, Inc.              COMMON 466313103       370      20,000     20,000   0      0              20,000   0            0
JetBlue Airways Corporation      COMMON 477143101       380      55,000     55,000   0      0              55,000   0            0
Life Technologies Corporation    COMMON 53217V109   116,332   1,799,963  1,799,963   0      0           1,560,863   0      239,100
Loews Corporation                COMMON 540424108       308       7,000      7,000   0      0               7,000   0            0
Lowe's Companies, Inc.           COMMON 548661107   106,427   2,806,609  2,806,609   0      0           2,448,109   0      358,500
Marsh & McLennan Companies Inc.  COMMON 571748102   129,035   3,398,345  3,398,345   0      0           2,954,845   0      443,500
Merck & Co. Inc.                 COMMON 58933Y109   129,212   2,923,359  2,923,359   0      0           2,537,459   0      385,900
Microsoft Corp                   COMMON 594918104   141,971   4,963,143  4,963,143   0      0           4,305,243   0      657,900
Newmont Mining Corporation       COMMON 651639106    64,881   1,548,836  1,548,836   0      0           1,342,136   0      206,700
Novartis AG ADR                  COMMON 66987V109   136,098   1,910,422  1,910,422   0      0           1,645,622   0      264,800
Owens-Illinois, Inc.             COMMON 690768403    98,190   3,684,424  3,684,424   0      0           3,192,224   0      492,200
Pfizer Inc.                      COMMON 717081103   130,080   4,507,292  4,507,292   0      0           3,919,292   0      588,000
Phillip Morris International     COMMON 718172109       663       7,150      7,150   0      0               7,150   0            0
PNC Financial Services Group     COMMON 693475105       286       4,300      4,300   0      0               4,300   0            0
Republic Services Inc.           COMMON 760759100   130,445   3,952,876  3,952,876   0      0           3,430,176   0      522,700
Research in Motion Limited       COMMON 760975102       202      14,000     14,000   0      0              14,000   0            0
Sanofi ADR                       COMMON 80105N105   133,326   2,610,138  2,610,138   0      0           2,248,638   0      361,500
Charles Schwab Corporation       COMMON 808513105   129,351   7,312,123  7,312,123   0      0           6,311,623   0    1,000,500
Southwest Airlines Company       COMMON 844741108   133,545   9,906,933  9,906,933   0      0           8,585,933   0    1,321,000
State Street Corporation         COMMON 857477103   123,163   2,084,331  2,084,331   0      0           1,798,631   0      285,700
TJX Companies, Inc.              COMMON 872540109     1,052      22,500     22,500   0      0              22,500   0            0
Teva Pharmaceutical Ind.,        COMMON 881624209    49,532   1,248,290  1,248,290   0      0           1,077,490   0      170,800
Texas Instruments Inc.           COMMON 882508104   144,588   4,075,194  4,075,194   0      0           3,531,494   0      543,700
Thermo Fisher Scientific,        COMMON 883556102   134,813   1,762,496  1,762,496   0      0           1,535,496   0      227,000
Time Warner, Inc.                COMMON 887317303   117,236   2,034,648  2,034,648   0      0           1,762,648   0      272,000
UnitedHealth Group Inc.          COMMON 91324P102    89,497   1,564,354  1,564,354   0      0           1,356,554   0      207,800
WellPoint Inc.                   COMMON 94973V107   114,389   1,727,147  1,727,147   0      0           1,498,747   0      228,400
Aon PLC                          COMMON G0408V102   139,328   2,265,503  2,265,503   0      0           1,959,803   0      305,700
Invesco Ltd.                     COMMON G491BT108   130,762   4,515,252  4,515,252   0      0           3,890,452   0      624,800
Weatherford International, Ltd.  COMMON H27013103   109,640   9,031,262  9,031,262   0      0           7,795,762   0    1,235,500
Flextronics International        COMMON Y2573F102   126,156  18,662,197 18,662,197   0      0          16,182,997   0    2,479,200

  Totals:                            54
                                                  4,899,130
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